Subsequent Events - Additional Information (Detail) - King Pubco Inc [Member] - Cerberus Telecom Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Mar. 31, 2021
Subsequent Event [Line Items]
Number of shares subscribed	22,500,000
Aggregate purchase price of shares subscribed	$ 225,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares subscribed		22,500,000
Aggregate purchase price of shares subscribed		$ 225,000,000